Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	May 01, 2020	Mar. 25, 2020	Apr. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of common stock shares authorized to be acquired under stock options granted	88,600	10,300	116,300
Exercisable period (in years)	30 years	30 years	30 years
Grant-date fair value per share of stock options					¥ 2,281
Recognized compensation cost for stock options				¥ 147	¥ 265	¥ 218
Fair value of shares vested				147	265	218
Cash received from the exercise of stock options				¥ 0	¥ 0	¥ 0
Stock option granted on May 1, 2020
Grant-date fair value per share of stock options				¥ 1,459
Stock option granted on March 25, 2020
Grant-date fair value per share of stock options				¥ 1,703